Income taxes - Reconciliation of tax allowance (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Loss before income taxes	$ (36,677,299)	$ (28,128,292)
Statutory income tax rate	26.50%	26.50%
Expected income tax recovery	$ (9,719,484)	$ (7,453,997)
Non-taxable income or non-deductible expenses	3,222,344	791,087
Tax rate differential and other	(25,426)	(73,479)
Unapplied non-capital losses	6,522,566	$ 6,736,389
Investment tax credits received	$ 28,223